Supplement to the Current Statement of Additional Information - Part I

MFS(R) Global Equity Fund

Effective immediately, the sub-sections entitled "Ownership of Fund Shares" and "Other Accounts" under the heading "Portfolio Manager(s)" in Appendix C are hereby restated as follows:

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager(s) as of October 31, 2009. The following dollar ranges apply:

N. None
A. $1 - $10,000
B. $10,001  - $50,000
C. $50,001  - $100,000
D. $100,001 - $500,000
E. $500,001 - $1,000,000
F. Over $1,000,000

---------------------------------------- --------------------------------------
                                         Dollar Range of Equity Securities in
Name of Portfolio Manager                Fund
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
David R. Mannheim                                          F
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Roger Morley                                               N
---------------------------------------- --------------------------------------

Other Accounts. In addition to the Fund, the Fund's portfolio managers are responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of October 31, 2009, were as follows:

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------------- --------------------- --------------------- --------------------
              Registered            Other Pooled          Other Accounts
              Investment Companies  Investment Vehicles
------------- --------------------- --------------------- --------------------
------------- ---------- ---------- ----------- --------- ----------- --------
Name          Number of  Total      Number of   Total     Number of   Total
              Accounts*  Assets*    Accounts    Assets    Accounts    Assets
------------- ---------- ---------- ----------- --------- ----------- --------
------------- ---------- ---------- ----------- --------- ----------- --------
David R.      6          $1.3       8           $3.3      70          $16.7
Mannheim                 billion                billion               billion
------------- ---------- ---------- ----------- --------- ----------- --------
------------- ---------- ---------- ----------- --------- ----------- --------
Roger Morley             $1.1                   $3.3                  $15.0
              5          billion    8           billion   62          billion
------------- ---------- ---------- ----------- --------- ----------- --------
----------------
*   Includes the Fund.


With respect to the accounts listed in the table above, David R. Mannheim manages 13 other accounts with assets totaling $2.5 billion, and Roger Morley manages 13 other accounts with assets totaling $2.5 billion, for which the advisory fees are based in part on the performance of the accounts. Performance fees for any particular account are paid to MFS, not the portfolio manager, and the portfolio manager's compensation is not determined by reference to the level of performance fees received by MFS.



                The date of this supplement is December 1, 2009.